EDGAR

May 2, 2000

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Filing Pursuant to Rule 497(j)
         John Hancock Declaration Trust
            John Hancock  V.A. Core Equity Fund
               John Hancock V.A. 500 Index Fund
               John Hancock V.A. Large Cap Growth Fund
               John Hancock V.A. Mid Cap Growth Fund
               John Hancock V.A. Relative Value Fund
               John Hancock V.A. Small Cap Growth Fund
               John Hancock V.A. Sovereign Investors Fund
               John Hancock V.A. International Fund
               John Hancock V.A. Financial Industries Fund
               John Hancock V.A. Regional Bank Fund
               John Hancock V.A. Technology Fund
               John Hancock V.A. Bond Fund
               John Hancock V.A. High Yield Bond Fund
               John Hancock V.A. Money Market Fund
               John Hancock V.A. Strategic Income Fund
        File Nos.  33-64465; 811-07437  (0001003457)

Ladies and Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus dated May 1, 2000 and Statement of Additional Information dated May 1, 2000 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                         Sincerely,


                                         /s/Joan O'Neill
                                         ---------------
                                         Joan O'Neill
                                         Senior Paralegal
                                         State and Federal Compliance